Note 15 - Stock-based Compensation - Fair Value Assumptions of Stock Options and ESOP (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member] | Employee Stock Purchase Plan [Member]
Risk-free interest rate	0.22%	0.01%	0.02%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	91 days	91 days	91 days
Volatility	34.00%	35.00%	30.00%
Maximum [Member] | Employee Stock Purchase Plan [Member]
Risk-free interest rate	0.35%	0.08%	0.05%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	94 days	94 days	94 days
Volatility	48.00%	48.00%	45.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years	5 years	5 years
Volatility	34.00%
Employee Stock Option [Member] | Minimum [Member]
Risk-free interest rate	1.14%	1.18%	1.49%
Volatility		33.00%	34.00%
Employee Stock Option [Member] | Maximum [Member]
Risk-free interest rate	1.33%	1.50%	1.76%
Volatility		36.00%	37.00%